STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common stock, shares authorized	7,600,000	7,600,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	3,869,118	3,869,118
Common stock, shares outstanding	3,716,526	3,716,526
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, shares outstanding	113,615,343
Common stock subject to possible redemption	29,220,543	29,574,811
Class B common stock automatically convert into shares of class A common stock in business combination	one-for-one basis.
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Public Warrants
STOCKHOLDERS' EQUITY
Price per warrant	$ 0.01
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote for each share
Common stock, shares issued	1,336,779	982,511
Common stock, shares outstanding	1,336,779	982,511
Common stock subject to possible redemption	29,220,543	29,574,811
Sale of stock price per share	$ 12.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Public Warrants
STOCKHOLDERS' EQUITY
Sale of stock price per share	$ 18.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Public Warrants | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Public Warrants | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock | Public Warrants And Private Placement Warrants
STOCKHOLDERS' EQUITY
Sale of stock price per share	$ 10.00
Redemption period of warrants	30 days
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class B Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	15,000,000	15,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote for each share
Common stock, shares issued	7,639,330	7,639,330
Common stock, shares outstanding	7,639,330	7,639,330